Consolidated Statements of Cash Flows - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Statement of cash flows [abstract]
Net cash from operating activities	[1]	¥ 96,502	¥ 101,135	[2]	¥ 108,755	[2]
Cash flows used in investing activities
Capital expenditure		(87,334)	(96,678)	[2]	(101,903)	[2]
Purchase of investments	[3]	(443)	(3,099)	[2]	(10)	[2]
Lease prepayments		(89)	(99)	[2]	(124)	[2]
Proceeds from disposal of property, plant and equipment		2,066	1,560	[2]	755	[2]
Proceeds from disposal of lease prepayments		72	10	[2]	58	[2]
Proceeds from disposal of Investments				[2]	2	[2]
Net cash inflow /(outflow) from disposal of a subsidiary		184	(50)	[2]		[2]
Purchase of short-term bank deposits		(2,815)	(3,237)	[2]	(3,764)	[2]
Maturity of short-term bank deposits		3,096	2,550	[2]	2,731	[2]
Net cash used in investing activities		(85,263)	(99,043)	[2]	(102,255)	[2]
Cash flows (used in) / from financing activities
Principal element of finance lease payments		(84)	(59)	[2]	(14)	[2]
Proceeds from bank debt and other loans		123,250	110,446	[2]	67,875	[2]
Repayment of bank debt and other loans		(69,953)	(113,366)	[2]	(56,862)	[2]
Repayment of deferred consideration in respect of the Mobile Network Acquisition (as defined in Note 15)		(61,710)		[2]		[2]
Payment of dividends		(7,530)	(6,489)	[2]	(6,160)	[2]
Payment for the acquisition of non-controlling interests		(31)		[2]	(7)	[2]
Contribution from non-controlling interests				[2]	127	[2]
Cash distributions to non-controlling interests		(89)	(87)	[2]	(150)	[2]
Net cash (used in) / from financing activities		(16,147)	(9,555)	[2]	4,809	[2]
Net (decrease)/ increase in cash and cash equivalents		(4,908)	(7,463)	[2]	11,309	[2]
Cash and cash equivalents at beginning of year	[2]	24,617	31,869		20,436
Effect of changes in foreign exchange rate		(299)	211	[2]	124	[2]
Cash and cash equivalents at end of year		¥ 19,410	¥ 24,617	[2]	¥ 31,869	[2]

[1]	Reconciliation of earnings before income tax to net cash from operating activities Year ended December 31, 2015 2016 2017 RMB RMB RMB (restated) (restated) Earnings before income tax 26,698 24,116 24,953 Adjustments for: Depreciation and amortization 67,666 67,942 74,951 Impairment losses for doubtful debts 2,231 2,278 2,036 Impairment losses for long-lived assets 51 62 10 Write down of inventories 147 176 178 Investment income (8) (40) (147) Equity in loss / (income) of associates 698 (91) (877) Interest income (376) (354) (429) Interest expense 4,574 3,702 3,586 Net foreign exchange loss / (gain) 75 (113) 134 Net loss on retirement and disposal of long-lived assets 1,573 1,867 1,841 Gain from Tower Assets Disposal (5,214) - - Increase in accounts receivable (1,669) (2,306) (2,770) (Increase) / decrease in inventories (2,205) 1,038 905 Increase in prepayments and other current assets (5,877) (3,783) (2,618) (Increase) / decrease in other assets (87) 366 (231) Increase / (decrease) in accounts payable 22,100 3,755 (4,213) Increase in accrued expenses and other payables 7,094 10,878 7,232 Decrease in deferred revenues (417) (418) (202) Cash generated from operations 117,054 109,075 104,339 Interest received 376 366 433 Interest paid (4,602) (3,737) (3,707) Investment income received 27 57 63 Income tax paid (4,100) (4,626) (4,626) Net cash from operating activities 108,755 101,135 96,502
[2]	restated
[3]	The amount for the year ended December 31, 2016 included the payment for the cash injection amounting to RMB2,966 ("Cash Consideration") to China Tower Corporation Limited ("China Tower") in relation to the disposal of certain telecommunications towers and related assets to China Tower (the "Tower Assets Disposal") in 2015. The Cash Consideration was paid in February 2016.